INCOME TAXES - Rollforward table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	$ (546.6)	$ (576.7)
Charge in consolidated statement of loss	36.6	17.2	$ (6.2)
Translation differences	(6.0)	13.3
Income tax related to OCI	1.1	(0.7)	(16.1)
Immaterial Difference Income tax related to OCI	1.1	(0.4)
Other	1.6
Balance, at end of the year	(513.3)	(546.6)	(576.7)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	39.8	32.7
Charge in consolidated statement of loss	23.6	8.5
Translation differences	4.9	(1.4)
Other	(2.7)
Balance, at end of the year	65.6	39.8	32.7
Carryforward of unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	19.8	24.5
Charge in consolidated statement of loss	0.4	(3.9)
Translation differences	1.6	(0.8)
Balance, at end of the year	21.8	19.8	24.5
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	4.2	8.0
Charge in consolidated statement of loss	(1.4)	(1.2)
Translation differences	0.0	0.1
Immaterial Difference Income tax related to OCI	(0.8)	(2.7)
Balance, at end of the year	2.0	4.2	8.0
Impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	3.0	3.0
Charge in consolidated statement of loss	(0.0)	0.1
Translation differences		(0.1)
Balance, at end of the year	3.0	3.0	3.0
Fair value adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	5.0	2.3
Charge in consolidated statement of loss	(0.0)	(0.0)
Translation differences	1.0	0.4
Immaterial Difference Income tax related to OCI	1.9	2.3
Balance, at end of the year	7.9	5.0	2.3
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	2.5	12.3
Charge in consolidated statement of loss	(2.0)	(9.4)
Translation differences	0.1	(0.4)
Balance, at end of the year	0.6	2.5	12.3
Unrecognized profit on internal sales of inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	11.0	5.9
Charge in consolidated statement of loss	2.5	5.4
Translation differences	0.5	(0.3)
Balance, at end of the year	14.0	11.0	5.9
Depreciation differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(20.9)	(19.8)
Charge in consolidated statement of loss	(0.1)	(1.0)
Translation differences	(0.1)	(0.1)
Balance, at end of the year	(21.1)	(20.9)	(19.8)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(591.9)	(616.5)
Charge in consolidated statement of loss	10.6	10.6
Translation differences	(7.5)	14.0
Balance, at end of the year	(588.8)	(591.9)	(616.5)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(19.1)	(29.1)
Charge in consolidated statement of loss	3.0	8.1
Translation differences	(6.5)	1.9
Other	4.3
Balance, at end of the year	$ (18.3)	$ (19.1)	$ (29.1)